S000001151 [Member] Expense Example - TCW METWEST ULTRA SHORT BOND FUND	Mar. 31, 2026 USD ($)
CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	354
Expense Example, with Redemption, 10 Years	837
CLASS M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	$ 1,308